Legal structure (Details)	Dec. 31, 2018	Feb. 29, 2016
TMPL Solutions AB, Sweden
Legal structure
Non-current securities holding (as a percentage)	12.10%
Estonian Broadband Development Foundation, Estonia
Legal structure
Non-current securities holding (as a percentage)	12.50%
Svenska UMTS-nat AB, Sweden
Legal structure
Ownership interest in joint operation (as a percentage)	50.00%
Net4Mobility HB, Sweden
Legal structure
Ownership interest in joint operation (as a percentage)	50.00%
SECUREVALUE CONSULTING LTD
Legal structure
Proportion of holding in associated companies (as a percentage)	25.00%
SNPAC Swedish Nr Portability Adm.Centre AB
Legal structure
Proportion of holding in associated companies (as a percentage)	40.00%
Triangelbolaget D4 AB
Legal structure
Proportion of holding in associated companies (as a percentage)	25.00%
UAB Mobilieji mokejimai
Legal structure
Proportion of holding in associated companies (as a percentage)	33.30%
Viesoji istaiga Numerio perkelimas
Legal structure
Proportion of holding in associated companies (as a percentage)	25.00%
COM HEM SWEDEN AB
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Com Hem AB
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
iTUX Communication AB
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
TELE2 HOLDING AB
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Treasury AB
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Sverige AB
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Svenska UMTS-nt Holding AB
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Interloop AB
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 IoT AB
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Kombridge AB
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 IoT Latvia SIA
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 IoT Austria GmbH
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 IoT Netherlands
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
UAB Tele2
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
UAB Tele2 Prekyba
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
UAB Tele2 Fiksuotas Rysys
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
SIA Tele2
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
SIA Tele2 Shared Service Center
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Eesti AS
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Netherlands Holding NV
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Nederlands BV
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Retail BV
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Finance BV
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Khan Tengri Holding B.V
Legal structure
Ownership interest in subsidiary (as a percentage)	49.00%	100.00%
Percentage of voting rights in subsidiary (as a percentage)	50.52%
Mobile Telecom Service LLP
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 d.o.o. Za telekomunikacijske usulge
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Europe SA
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Telecommunication GmbH
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Communication Services Tele2 GmbH
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Collecta Forderungsmanagement GmbH
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Beteiligungs GmbH
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
T&Q Netz GmbH Co KB
Legal structure
Ownership interest in subsidiary (as a percentage)	50.00%
Tele2 Service GmbH
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
IntelliNet Holding BV
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
010033 Telecom GmbH
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Luxembourg S.A.
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
SEC Finance SA
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Luxembourg AB
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%
Tele2 Finance Luxembourg SARL
Legal structure
Ownership interest in subsidiary (as a percentage)	100.00%